16. SUBSEQUENT EVENT	12 Months Ended
Jan. 31, 2024
Notes
16. SUBSEQUENT EVENT

16.SUBSEQUENT EVENT

Subsequent to the end of the period, the Company granted 700,000 options with an exercise price of $1.00 for a 1 year period and 168,000 options with an exercise price of $1.00 for a 2 year period.